Quarterly Report
January 31, 2023
MFS®  Lifetime®  2035 Fund
L35-Q3

Portfolio of Investments
1/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 28.6%
MFS Emerging Markets Debt Fund - Class R6	1,113,544	$13,251,169
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,586,406	8,852,144
MFS Global Opportunistic Bond Fund - Class R6	2,172,925	17,253,027
MFS Government Securities Fund - Class R6	2,269,093	20,217,618
MFS High Income Fund - Class R6	5,883,089	17,649,266
MFS Inflation-Adjusted Bond Fund - Class R6	2,746,286	25,924,940
MFS Total Return Bond Fund - Class R6	2,640,072	25,423,899
		$128,572,063
International Stock Funds – 16.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	96,404	$1,228,185
MFS Blended Research International Equity Fund - Class R6	2,799,490	33,341,917
MFS Emerging Markets Equity Fund - Class R6	37,849	1,231,991
MFS International Growth Fund - Class R6	235,370	9,162,963
MFS International Intrinsic Value Fund - Class R6	237,639	9,194,260
MFS International New Discovery Fund - Class R6	222,021	6,940,384
MFS Research International Fund - Class R6	688,665	14,661,674
		$75,761,374
Specialty Funds – 7.1%
MFS Commodity Strategy Fund - Class R6	4,116,608	$15,643,113
MFS Global Real Estate Fund - Class R6	952,269	16,198,093
		$31,841,206
U.S. Stock Funds – 47.3%
MFS Blended Research Core Equity Fund - Class R6	744,967	$20,501,485
MFS Blended Research Growth Equity Fund - Class R6	1,387,266	20,850,604
MFS Blended Research Mid Cap Equity Fund - Class R6	3,044,792	37,085,562
MFS Blended Research Small Cap Equity Fund - Class R6	576,772	8,161,322
MFS Blended Research Value Equity Fund - Class R6	1,423,039	20,349,464
MFS Growth Fund - Class R6	143,346	20,630,341
MFS Mid Cap Growth Fund - Class R6 (a)	707,470	18,238,586
MFS Mid Cap Value Fund - Class R6	605,650	18,296,679
MFS New Discovery Fund - Class R6	145,050	4,102,010
MFS New Discovery Value Fund - Class R6	218,760	4,058,005
MFS Research Fund - Class R6	415,169	20,364,062
MFS Value Fund - Class R6	410,825	20,068,795
		$212,706,915
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 4.29% (v)	401,545	$401,585
Total Investment Companies		$449,283,143

Other Assets, Less Liabilities – (0.0)%		(31,460)
Net Assets – 100.0%		$449,251,683
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $449,283,143.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$449,283,143	$—	$—	$449,283,143
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$21,867,447	$4,780,326	$4,451,767	$(1,047,737)	$(646,784)	$20,501,485
MFS Blended Research Emerging Markets Equity Fund	1,653,042	264,844	649,505	(2,278)	(37,918)	1,228,185
MFS Blended Research Growth Equity Fund	21,578,585	5,450,579	4,532,035	(1,337,525)	(309,000)	20,850,604
MFS Blended Research International Equity Fund	36,469,319	5,596,801	9,638,910	(259,271)	1,173,978	33,341,917
MFS Blended Research Mid Cap Equity Fund	39,286,395	6,144,011	8,128,272	(1,094,910)	878,338	37,085,562
MFS Blended Research Small Cap Equity Fund	8,508,325	1,525,561	1,696,791	(220,660)	44,887	8,161,322
MFS Blended Research Value Equity Fund	22,140,738	3,407,818	4,775,259	(171,590)	(252,243)	20,349,464
MFS Commodity Strategy Fund	19,519,425	8,283,901	6,091,783	(593,347)	(5,475,083)	15,643,113
MFS Emerging Markets Debt Fund	14,340,782	3,409,397	3,963,556	(1,115,897)	580,443	13,251,169
MFS Emerging Markets Debt Local Currency Fund	9,467,167	1,907,797	2,774,722	(716,480)	968,382	8,852,144
MFS Emerging Markets Equity Fund	1,651,576	247,847	703,700	(11,514)	47,782	1,231,991
MFS Global Opportunistic Bond Fund	17,436,968	4,284,117	3,855,345	(880,650)	267,937	17,253,027
MFS Global Real Estate Fund	17,605,232	4,684,388	3,322,576	(330,611)	(2,438,340)	16,198,093
MFS Government Securities Fund	14,791,461	8,985,682	3,065,598	(582,091)	88,164	20,217,618
MFS Growth Fund	21,536,165	4,716,599	4,578,735	(797,097)	(246,591)	20,630,341
MFS High Income Fund	19,291,780	3,282,033	4,308,769	(723,446)	107,668	17,649,266
MFS Inflation-Adjusted Bond Fund	27,296,432	7,682,553	5,892,118	(1,148,764)	(2,013,163)	25,924,940
MFS Institutional Money Market Portfolio	300,295	6,429,200	6,327,843	(84)	17	401,585
MFS International Growth Fund	10,356,498	1,229,287	2,686,828	(101,054)	365,060	9,162,963
MFS International Intrinsic Value Fund	10,316,796	2,687,274	2,649,383	(766,666)	(393,761)	9,194,260
MFS International New Discovery Fund	7,996,231	1,234,189	2,096,308	(345,794)	152,066	6,940,384
MFS Mid Cap Growth Fund	19,233,587	3,004,295	4,275,193	(544,766)	820,663	18,238,586
MFS Mid Cap Value Fund	19,730,215	2,756,951	4,288,109	273,100	(175,478)	18,296,679
MFS New Discovery Fund	4,242,088	703,676	978,085	(436,173)	570,504	4,102,010
MFS New Discovery Value Fund	4,312,581	701,641	882,945	(41,879)	(31,393)	4,058,005
MFS Research Fund	21,785,630	4,475,589	4,599,020	(763,218)	(534,919)	20,364,062
MFS Research International Fund	15,728,873	2,424,647	4,055,595	(79,682)	643,431	14,661,674
MFS Total Return Bond Fund	23,195,151	7,817,222	4,783,769	(1,097,564)	292,859	25,423,899
MFS Value Fund	22,020,168	3,224,040	4,914,370	334,844	(595,887)	20,068,795
	$473,658,952	$111,342,265	$114,966,889	$(14,602,804)	$(6,148,381)	$449,283,143
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$287,949	$1,605,312
MFS Blended Research Emerging Markets Equity Fund	48,173	—
MFS Blended Research Growth Equity Fund	76,078	454,424
MFS Blended Research International Equity Fund	730,189	306,511
MFS Blended Research Mid Cap Equity Fund	460,853	1,495,727
MFS Blended Research Small Cap Equity Fund	—	341,600
MFS Blended Research Value Equity Fund	279,880	1,473,032

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$3,774,742	$—
MFS Emerging Markets Debt Fund	809,315	—
MFS Emerging Markets Debt Local Currency Fund	315,059	—
MFS Emerging Markets Equity Fund	21,332	—
MFS Global Opportunistic Bond Fund	217,771	363,313
MFS Global Real Estate Fund	118,007	909,370
MFS Government Securities Fund	299,173	—
MFS Growth Fund	—	229,837
MFS High Income Fund	797,129	—
MFS Inflation-Adjusted Bond Fund	1,740,451	—
MFS Institutional Money Market Portfolio	6,925	—
MFS International Growth Fund	130,640	191,443
MFS International Intrinsic Value Fund	122,514	1,291,072
MFS International New Discovery Fund	72,326	388,471
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	373,995	663,433
MFS New Discovery Fund	3,911	—
MFS New Discovery Value Fund	116,468	224,601
MFS Research Fund	229,180	1,423,376
MFS Research International Fund	301,126	—
MFS Total Return Bond Fund	669,035	—
MFS Value Fund	348,773	1,208,741
	$12,350,994	$12,570,263
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